Pro Forma Information (Details) (Fiberweb, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 28, 2013
Fiberweb
Business Acquisition [Line Items]
Net sales	$ 1,983,751	$ 1,966,103
Net income (loss)	$ (226,853)	$ (78,847)